RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
Warrant issued, value	$ 119,383			$ 375,000
Accounts payable		$ 1,019,060		1,019,060		$ 1,069,743	$ 819,413
Operating expenses		1,460,362	$ 1,444,794	$ 2,668,510	$ 2,218,322	$ 5,924,840	$ 84,944
Todd Michaels [Member]
Warrant issued						50,000
Warrant issued, value						$ 50,000
Note related value						$ 75,000
Common stock percentage held				10.00%		10.00%	10.00%
Advances payable		22,154		$ 22,154		$ 22,154	$ 22,154
Largest Shareholder [Member]
Warrant issued				100,000		25,000
Warrant issued, value				$ 200,000		$ 25,000
Note related value		209,000		209,000		$ 39,000
Common stock percentage held						31.00%	18.00%
Advances payable		62,500		62,500		$ 62,500	$ 62,500
Accounts payable		78,346		78,346		73,000	$ 50,000
Operating expenses				$ 4,900		$ 23,000
Three Percent Holder [Member]
Common stock percentage held				5.00%		5.00%	5.00%
Advances payable		11,865		$ 11,865		$ 11,865	$ 11,865
Elysian Fields Disposal [Member]
Accounts payable		258,000		258,000		256,000	251,000
Operating expenses				3,000		5,000
Michaels Consulting [Member]
Accounts payable		344,000		344,000		344,000	364,000
Accounts payable consulting paid						20,000
Consulting expenses						$ 60,000	$ 60,000
P&C Ventures, Inc [Member]
Warrant issued						2,700,000
Warrant issued, value						$ 1,485,000
Accounts payable		10,000		10,000
Operating expenses				20,000
CFO [Member]
Accrued bonus compensation						115,000
Directors [Member]
Director compensation, value								$ 374,000
Director compensation, options								250,000
CEO [Member]
Accrued bonus compensation		$ 150,000		$ 150,000		$ 150,000